Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 3,131	$ 9,596
Short-term investments	89,826	46,097
Derivative financial liabilities	(5,394)	(5,779)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1,243	1,148
Short-term investments	89,826	46,097
Derivative financial liabilities	(194)	(2)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1,888	8,448
Short-term investments	0	0
Derivative financial liabilities	$ (5,200)	$ (5,777)